Employee Benefit Plans - Schedule of Contributions of Company's Multiemployer Pension Plans and Other Multiemployer Benefit Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Multiemployer Pension Plans [Member]
Multiemployer Plans [Line Items]
Contributions	$ 51,584	$ 41,250	$ 45,971
Multiemployer Pension Plans [Member] | Southern Nevada Culinary and Bartenders Pension Plan [Member]
Multiemployer Plans [Line Items]
Contributions	41,904	33,927	37,691
Multiemployer Pension Plans [Member] | Other pension plans not individually significant [Member]
Multiemployer Plans [Line Items]
Contributions	9,680	7,323	8,280
Multiemployer Benefit Plans Other Than Pensions [Member]
Multiemployer Plans [Line Items]
Contributions	204,573	215,387	182,861
Multiemployer Benefit Plans Other Than Pensions [Member] | UNITE HERE Health [Member]
Multiemployer Plans [Line Items]
Contributions	191,733	202,641	167,494
Multiemployer Benefit Plans Other Than Pensions [Member] | Other benefit plans [Member]
Multiemployer Plans [Line Items]
Contributions	$ 12,840	$ 12,746	$ 15,367